Leases - Schedule of Amounts recognized in profit or loss (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Depreciation expense of rightofuse assets	€ 2,821,385	€ 2,245,767	€ 1,903,223
Interest on lease liabilities	(191,638)	(215,464)	(197,967)
Expenses relating to short-term leases	233,849	587,356	34,860
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	209,117	43,094	40,800
Lease expenses recognized in profit loss	3,455,987	3,091,681	2,176,850
Cash outflows for all leases	€ 2,568,000	€ 2,662,000	€ 3,704,000